MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
MARKETABLE SECURITIES
Total current	R$ 6,408,104	R$ 6,924,358
Total Non-current	293,833	331,862
LFT (treasury financial bill) | Caixa Economica Federal
MARKETABLE SECURITIES
Total current	49,357
LTN (national treasury bills) | Banco do Brasil
MARKETABLE SECURITIES
Total current	4,467,274	5,153,684
LTN (national treasury bills) | Caixa Economica Federal
MARKETABLE SECURITIES
Total current	139,442	62,670
NTN- F (national treasury notes - serie F) | Banco do Brasil
MARKETABLE SECURITIES
Total current	40,169	100,313
NTN- F (national treasury notes - serie F) | Caixa Economica Federal
MARKETABLE SECURITIES
Total current		18,583
Fixed-income securities | Banco do Brasil
MARKETABLE SECURITIES
Total current	694,769	449,701
Fixed-income securities | Caixa Economica Federal
MARKETABLE SECURITIES
Total current	375,970	168,586
Committed options | Banco do Brasil
MARKETABLE SECURITIES
Total current	394,086	458,408
Committed options | Caixa Economica Federal
MARKETABLE SECURITIES
Total current	14,982	284,450
Fundo de Energia do Nordeste
MARKETABLE SECURITIES
Total current	63,423	40,127
Participation certificates
MARKETABLE SECURITIES
Total Non-current	R$ 291,701	267,715
Guaranteed annual returns (as a percent)	10.00%
Face Value	R$ 652,575	652,575
Adjustment to present value	(360,874)	(384,860)
Participation certificates | Lajeado Energia
MARKETABLE SECURITIES
Face Value	451,375	451,375
Participation certificates | Paulista Lajeado
MARKETABLE SECURITIES
Face Value	49,975	49,975
Participation certificates | CEB Lajeado
MARKETABLE SECURITIES
Face Value	151,225	151,225
Referenced - DI
MARKETABLE SECURITIES
Total Non-current		61,634
Others
MARKETABLE SECURITIES
Total current	168,632	187,836
Total Non-current	R$ 2,132	R$ 2,513